Post-Employment Benefits - Summary of Change in the Net Defined Benefit Obligation (Parenthetical) (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Weighted average duration of DBO	20 years 9 months 18 days	21 years 1 month 6 days
Asset ceiling excluded from defined benefit cost recognized in income statement	kr 50	kr 36
Past service cost and gains and losses on settlements	(76)	(266)
Other financial expenses [member]
Disclosure of net defined benefit liability (asset) [line items]
Past service cost and gains and losses on settlements	93	kr 258
2021 [member]
Disclosure of net defined benefit liability (asset) [line items]
Expected contribution to Alectas plan	kr 1,800